Share-Based Compensation (Details Narrative) (Mymd Pharmaceuticals Inc.) - USD ($)		12 Months Ended
	Nov. 10, 2020	Dec. 31, 2020	Dec. 31, 2016
Number of shares cancelled
Mymd Pharmaceuticals Inc. [Member]
Number of shares cancelled		31,300,000
Options expiration period	2 years
Option modification	$ 2,009,145
Unamortized discount	$ 880,020	$ 1,457,882
Mymd Pharmaceuticals Inc. [Member] | 2016 Stock Incentive Plan [Member]
Number of common stock reserved for issuance			50,000,000
Number of shares cancelled		31,300,000